Segment information (Narrative) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 ILS (₪)
Disclosure of operating segments [line items]
Revenue	₪ 543,262	$ 149,783	₪ 498,325	₪ 454,213
Customer One [Member]
Disclosure of operating segments [line items]
Revenue	₪ 60,431		₪ 64,950	₪ 60,701